EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ / shares in Units, $ in Millions									1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($) shares	Oct. 21, 2019 USD ($) shares	Oct. 21, 2019 AUD ($) shares $ / shares	Sep. 20, 2019 AUD ($)	Sep. 18, 2019 USD ($) shares	Sep. 18, 2019 AUD ($) $ / shares shares	Aug. 24, 2019 ft	Jul. 19, 2019 Mine	Nov. 30, 2019 USD ($)	Nov. 30, 2019 AUD ($)	Oct. 31, 2019 AUD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($) $ / shares	Sep. 30, 2019 USD ($) kt	Jun. 30, 2019 USD ($) kt	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) ft shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Sep. 25, 2019 kt	Jul. 17, 2019 USD ($)
Subsequent event to balance date [Abstract]
Number of options to be cancelled (in shares)																	(2,200,000)	(5,680,000)	(5,924,000)
Forecast [Member]
Subsequent event to balance date [Abstract]
Entitlement offer									$ 3,500,000	$ 5.1
Coal sale revenue | $																$ 23,000,000
TLF Tranche 2 [Member]
Subsequent event to balance date [Abstract]
Loan facility, period of obtaining shareholder approval and waiver by stock exchange																	60 days
TLF Tranche 2 [Member] | Options [Member]
Subsequent event to balance date [Abstract]
Number of options to be granted (in shares)																	60,000,000
Number of options to be cancelled (in shares)																	(25,000,000)
Tribeca [Member] | TLF Tranche 2 [Member]
Subsequent event to balance date [Abstract]
Proposed term loan amendment | $															$ 16,000,000		$ 16,000,000
Given River [Member]
Subsequent event to balance date [Abstract]
Coal sold | kt															26
Subsequent Events [Member]
Subsequent event to balance date [Abstract]
Ratio of entitlement offer	0.20	0.20	0.20		0.25						0.20	0.25	0.25	0.25
Entitlement offer					$ 5,600,000	$ 8.1
Institutional entitlement offer | $			$ 5.1	$ 3.1
Coal sale revenue | $														$ 5,700,000
Issue price (in dollars per share) | $ / shares			$ 0.05								$ 0.05
Underwriting fee percentage	5.00%	5.00%	5.00%								5.00%
Number of additional shares to be issued (in shares)	2	2	2								2
Number of additional shares issued required for Institutional Entitlement Offer (in shares)	5	5	5								5
Number of new shares expected to be issued for top up shares (in shares)		17,829,936	17,829,936
Subsequent Events [Member] | TLF Tranche 2 [Member]
Subsequent event to balance date [Abstract]
Institutional entitlement offer	$ 3,500,000										$ 5.1	$ 2,100,000	$ 3.1
Issue price (in dollars per share) | $ / shares													$ 0.07
Subsequent Events [Member] | TLF Tranche 2 [Member] | Options [Member]
Subsequent event to balance date [Abstract]
Number of options to be granted (in shares)					60,000,000	60,000,000
Number of options to be cancelled (in shares)					(25,000,000)	(25,000,000)
Strike price of options to be cancelled (in dollars per share) | $ / shares						$ 0.20
Amount of options granted | $					$ 270,000
Issue price (in dollars per share) | $ / shares						$ 0.05
Subsequent Events [Member] | TLF Tranche 2 [Member] | Lender 1 [Member] | Options [Member]
Subsequent event to balance date [Abstract]
Number of options to be granted (in shares)					30,000,000	30,000,000
Strike price of options to be granted (in dollars per share) | $ / shares						$ 0.06
Subsequent Events [Member] | TLF Tranche 2 [Member] | Lender 2 [Member] | Options [Member]
Subsequent event to balance date [Abstract]
Number of options to be granted (in shares)					30,000,000	30,000,000
Strike price of options to be granted (in dollars per share) | $ / shares						$ 0.07
Subsequent Events [Member] | Tribeca [Member]
Subsequent event to balance date [Abstract]
Period to replace terminated contract								90 days
Percentage of gross revenue royalty to grant							2.00%
Proposed royalty financing | $					$ 9,000,000										$ 9,000,000		$ 9,000,000
Amount of equity to be raised as condition of term sheet | $					5,000,000
Projected capex for expansion of Unit 3 | $					5,900,000
Number of options issued (in shares)		50,000,000	50,000,000
Loan facility, period of obtaining shareholder approval and waiver by stock exchange		60 days	60 days
Subsequent Events [Member] | Tribeca [Member] | TLF Tranche 2 [Member]
Subsequent event to balance date [Abstract]
Proposed term loan amendment | $					$ 10,000,000																$ 10,000,000
Entitlement offer | $		$ 10,000,000
Number of options issued upon draw down (in shares)		10,000,000	10,000,000
Subsequent Events [Member] | Tribeca [Member] | TLF Tranche 2 [Member] | Lender 1 [Member] | Options [Member]
Subsequent event to balance date [Abstract]
Number of options to be granted (in shares)		30,000,000	30,000,000
Strike price of options to be granted (in dollars per share) | $ / shares			$ 0.06
Subsequent Events [Member] | Tribeca [Member] | TLF Tranche 2 [Member] | Lender 2 [Member] | Options [Member]
Subsequent event to balance date [Abstract]
Number of options to be granted (in shares)		30,000,000	30,000,000
Strike price of options to be granted (in dollars per share) | $ / shares			$ 0.07
Subsequent Events [Member] | Poplar Grove Mine [Member]
Subsequent event to balance date [Abstract]
Number of coal mines in operation | Mine								4
Depth of cut into coal seam in Unit 1 | ft							40										20
Subsequent Events [Member] | OVEC-IKEC [Member]
Subsequent event to balance date [Abstract]
Coal sale per annum | kt																				700
Subsequent Events [Member] | Given River [Member]
Subsequent event to balance date [Abstract]
Coal sold | kt														136